Bank Borrowings - Schedule of Aggregate Borrowings Maturities (Details)	Dec. 31, 2025 USD ($)
Schedule of Aggregate Borrowings Maturities [Abstract]
2026	$ 18,199,806
2027	2,558,375
2028	406,120
2029	1,104,393
2030	1,261,869
Thereafter	5,633,124
Total	$ 29,163,687